UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09191

Name of Fund: BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings Quality Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2013

Date of reporting period: 10/31/2012

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2012 (Unaudited)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds

Alabama — 2.1%
Birmingham Special Care Facilities Financing Authority, RB, Children's Hospital (AGC), 6.00%, 6/01/39	$5,225	$6,213,883
Selma IDB, RB, International Paper Co. Project, Series A, 5.38%, 12/01/35	940	1,029,723

		7,243,606

Arizona — 2.8%
Arizona Board of Regents, Refunding COP, University of Arizona, Series C, 5.00%, 6/01/28	4,180	4,841,527
Arizona Board of Regents, Refunding RB, Arizona State University System, Series A:
5.00%, 6/01/42	1,705	1,956,522
5.00%, 7/01/42	2,460	2,821,152

		9,619,201

California — 16.1%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	5,050	5,980,513
California Health Facilities Financing Authority, RB:
Stanford Hospital and Clinics, Series A, 5.00%, 8/15/42	2,770	3,114,172
Sutter Health, Series B, 6.00%, 8/15/42	2,865	3,442,469
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.50%, 3/01/30	4,045	4,637,754
City of Sunnyvale California, Refunding RB, 5.25%, 4/01/40	2,800	3,238,228
County of Sacramento California, ARB, Senior Series A (AGC), 5.50%, 7/01/41	3,500	3,937,185
Emery Unified School District, GO, Election of 2010, Series A (AGM), 5.50%, 8/01/35	1,875	2,197,069
Los Angeles Community College District California, GO:
Election of 2001, Series A (NPFGC), 5.00%, 8/01/32	5,000	5,686,900
Election of 2008, Series C, 5.25%, 8/01/39	2,000	2,415,660
Oceanside Unified School District California, GO, Series A (AGC), 5.25%, 8/01/33	1,675	1,880,121
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 8/01/34	2,670	3,184,749
San Bernardino Community College District, GO, Election of 2002, Series A, 6.25%, 8/01/33	2,165	2,593,367

	Par (000)	Value
Municipal Bonds

California (concluded)
San Francisco City & County Airports Commission, RB, Specialty Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.10%, 1/01/20	$1,250	$1,253,950
State of California, GO, Refunding:
Various Purpose, 5.00%, 9/01/41	5,760	6,360,653
Veterans, Series BZ AMT (NPFGC), 5.35%, 12/01/21	10	10,018
University of California, Refunding RB, Limited Project, Series G, 5.00%, 5/15/37	1,500	1,748,595
Ventura County Community College District, GO, Election of 2002, Series C, 5.50%, 8/01/33	3,175	3,767,741

		55,449,144

Colorado — 1.6%
City & County of Denver Colorado, Refunding ARB, Series B, 5.00%, 11/15/37	1,505	1,709,710
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM), 6.00%, 5/15/26	3,300	3,935,646

		5,645,356

Florida — 10.9%
City of Jacksonville Florida, RB, Series A, 5.25%, 10/01/26	2,000	2,401,260
City of Jacksonville Florida Sales Tax, Refunding RB, Better Jacksonville, Series A, 5.00%, 10/01/30	1,885	2,179,984
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	2,500	2,763,200
County of Miami-Dade Florida, Refunding RB:
Special Obligation, Sub-Series B, 5.00%, 10/01/31 (a)	1,315	1,481,387
Miami International Airport, Series A AMT (AGM), 5.25%, 10/01/41	4,610	4,966,122
Miami International Airport, Series A AMT (AGM), 5.50%, 10/01/41	4,180	4,564,811
Jacksonville Florida Port Authority, Refunding RB, AMT, 5.00%, 11/01/38	2,215	2,394,194
Orange County School Board, COP, Series A (AGC), 5.50%, 8/01/34	7,600	8,793,048
Tohopekaliga Water Authority, Refunding RB, Series A, 5.25%, 10/01/36	6,965	8,088,315

		37,632,321

Idaho — 0.1%
Idaho Housing & Finance Association, RB, S/F Mortgage, Series E, AMT, 6.00%, 1/01/32	230	230,393

BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	OCTOBER 31, 2012 1

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds

Illinois — 14.3%
Chicago Illinois Board of Education, GO, Series A:
5.50%, 12/01/39	$3,405	$3,985,791
5.00%, 12/01/42	4,710	5,117,886
Chicago Illinois Board of Education, GO, Refunding, Chicago School Reform Board, Series A (NPFGC), 5.50%, 12/01/26	895	1,123,789
Chicago Transit Authority, RB:
Federal Transit Administration Section 5309, Series A (AGC), 6.00%, 6/01/26	3,400	3,999,080
Sales Tax Receipts, 5.25%, 12/01/36	1,060	1,216,573
Sales Tax Receipts, 5.25%, 12/01/40	3,135	3,592,804
City of Chicago Illinois, ARB, O'Hare International Airport, General, Third Lien:
Series A, 5.75%, 1/01/39	2,000	2,360,740
Series C, 6.50%, 1/01/41	9,085	11,275,848
City of Chicago Illinois, Refunding ARB, O'Hare International Airport, General, Third Lien, Series C (AGM), 5.25%, 1/01/35	1,015	1,140,352
City of Chicago Illinois, Refunding RB, O'Hare International Airport, General, Third Lien, Sales Tax, Series A, 5.25%, 1/01/38	1,310	1,516,194
Cook County Forest Preserve District, GO, Series C, 5.00%, 12/15/32	965	1,110,435
Cook County Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/32	455	523,573
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Project, Series B, 5.00%, 12/15/28	3,400	3,992,518
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	2,350	2,744,518
6.00%, 6/01/28	670	795,424
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/28	4,000	4,646,200

		49,141,725

Indiana — 0.8%
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	2,370	2,692,628

Kansas — 1.3%
Kansas Development Finance Authority, Refunding RB, Series A, 5.00%, 11/15/32	4,000	4,630,560

	Par (000)	Value
Municipal Bonds

Massachusetts — 0.4%
Massachusetts Development Finance Agency, RB, Wellesley College, Series J, 5.00%, 7/01/42	$1,125	$1,315,631

Michigan — 4.3%
City of Detroit Michigan, Refunding RB, Sewage Disposal System, Senior Lien (AGM):
Series C-1, 7.00%, 7/01/27	4,180	5,118,159
Series B, 7.50%, 7/01/33	1,330	1,668,086
Hudsonville Public Schools, GO, School Building & Site (Q-SBLF), 5.25%, 5/01/41	3,420	3,878,280
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	3,115	4,016,793

		14,681,318

Minnesota — 0.7%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	1,975	2,439,243

Mississippi — 1.7%
Mississippi Development Bank, Refunding RB, Water and Sewer System, Series A (AGM), 5.00%, 9/01/30	4,930	5,750,352

Nevada — 2.4%
County of Clark Nevada, ARB:
Las Vegas-McCarran International Airport, Series A (AGM), 5.25%, 7/01/39	6,210	6,998,049
Subordinate Lien, Series A-2 (NPFGC), 5.00%, 7/01/36	1,300	1,368,198

		8,366,247

New Jersey — 5.7%
New Jersey EDA, RB, Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	6,625	7,054,963
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health (AGC), 5.50%, 7/01/38	3,400	3,794,604
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.50%, 6/15/41	3,030	3,543,918
Series A (AGC), 5.63%, 12/15/28	2,930	3,527,837
Series B, 5.25%, 6/15/36	1,500	1,733,715

		19,655,037

BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	OCTOBER 31, 2012 2

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds

New York — 10.8%
Hudson New York Yards Infrastructure Corp., Refunding RB, Series A, 5.75%, 2/15/47	$940	$1,109,839
New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series EE, 5.25%, 6/15/40	6,930	8,062,362
New York City Municipal Water Finance Authority, Refunding RB, Second General Resolution, Series EE, 5.38%, 6/15/43	2,220	2,623,796
New York City Transitional Finance Authority, RB, Sub-Series S-2A, 5.00%, 7/15/30	4,045	4,779,532
New York State Dormitory Authority, RB, Series B:
5.00%, 3/15/37	5,750	6,637,570
5.00%, 3/15/42	4,000	4,592,880
New York State Thruway Authority, Refunding RB, Series I, 5.00%, 1/01/37	1,740	1,982,608
Sales Tax Asset Receivable Corp, Refunding RB, Series A (AMBAC), 5.25%, 10/15/27	6,750	7,330,432

		37,119,019

North Carolina — 1.1%
North Carolina Medical Care Commission, RB, Duke University Health System, Series A, 5.00%, 6/01/32	3,400	3,965,726

Pennsylvania — 0.7%
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB, Children's Hospital, Series D, 5.00%, 7/01/32	1,940	2,259,848

Puerto Rico — 1.2%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	3,500	4,045,440

South Carolina — 3.9%
City of North Charleston South Carolina, RB, 5.00%, 6/01/35	2,265	2,569,122
South Carolina State Public Service Authority, Refunding RB:
Santee Cooper, Series A, 5.50%, 1/01/38	2,500	2,966,975
Series A (AMBAC), 5.00%, 1/01/42	7,000	7,898,170

		13,434,267

Texas — 22.1%
City of Austin Texas, Refunding RB, Electric Utility, Series A (AGM), 5.00%, 11/15/28	1,300	1,540,539

	Par (000)	Value
Municipal Bonds

Texas (concluded)
City of Houston Texas, Refunding RB, Combined, First Lien, Utility System, Series A (AGC), 6.00%, 11/15/35	$6,700	$8,251,787
Dallas Area Rapid Transit, Refunding RB, Senior Lien, 5.25%, 12/01/38	4,555	5,291,680
Dallas Fort Worth International Airport, Refunding ARB, Series E, AMT, 5.00%, 11/01/35	5,000	5,468,300
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/35	1,000	1,254,930
Katy ISD Texas, GO, Refunding, School Building, Series A (PSF-GTD), 5.00%, 2/15/42	1,890	2,212,774
Lamar Texas Consolidated ISD, GO, Refunding, School House, Series A (PSF-GTD), 5.00%, 2/15/45	2,055	2,389,575
North Texas Tollway Authority, RB, Special Projects System, Series A, 5.50%, 9/01/41	7,000	8,336,860
North Texas Tollway Authority, Refunding RB, First Tier System:
Series A (NPFGC), 5.63%, 1/01/33	10,975	12,243,710
Series A (NPFGC), 5.75%, 1/01/40	11,575	12,993,169
Series B (NPFGC), 5.75%, 1/01/40	1,000	1,122,520
Series K-2 (AGC), 6.00%, 1/01/38	1,000	1,158,550
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC), 6.50%, 7/01/37	3,000	3,527,880
Texas State Turnpike Authority, RB, First Tier, Series A (AMBAC), 5.00%, 8/15/42	2,500	2,516,325
Texas Tech University, Refunding RB, Improvement Financing, 14th Series A, 5.00%, 8/15/29	2,000	2,385,300
University of Texas System, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	4,575	5,405,591

		76,099,490

Virginia — 2.4%
Fairfax County IDA, RB, Inova Health System, Series A, 5.00%, 5/15/40	1,740	1,956,108
Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/35	2,195	2,725,598
Virginia Resources Authority, RB, Series A, 5.00%, 11/01/42	3,110	3,632,231

		8,313,937

Washington — 1.5%
City of Seattle Washington, Refunding RB, Light and Power, Series A, 5.25%, 2/01/36	2,400	2,807,232

BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	OCTOBER 31, 2012 3

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds

Washington (concluded)
State of Washington, GO, Various Purpose, Series B, 5.25%, 2/01/36	$1,865	$2,196,429

		5,003,661

Wisconsin — 1.3%
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health, Series D, 5.00%, 11/15/41	3,125	3,488,063
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert Health, Inc. Obligated Group, Series A, 5.00%, 4/01/42	790	881,529

		4,369,592

Total Municipal Bonds – 110.2%		379,103,742

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)

Alabama — 1.2%
Mobile Board of Water & Sewer Commissioners, RB (NPFGC), 5.00%, 1/01/31	3,750	3,977,137

California — 1.7%
Sequoia Union High School District California, GO, Refunding, Election of 2004, Series B (AGM), 5.50%, 7/01/35	5,189	5,862,366

Colorado — 2.9%
Colorado Health Facilities Authority, RB, Catholic Health, Series C-3 (AGM), 5.10%, 10/01/41	9,410	10,078,863

District of Columbia — 0.6%
District of Columbia Water & Sewer Authority, Refunding RB, Series A, 6.00%, 10/01/35 (c)	1,700	2,074,193

Florida — 7.4%
City of St. Petersburg Florida, Refunding RB (NPFGC), 5.00%, 10/01/35	6,493	7,070,744
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B-1, 6.00%, 7/01/38	12,500	14,834,125
County of Miami-Dade Florida, Refunding RB, Transit System Sales Surtax, 5.00%, 7/01/42	1,650	1,861,530
Lee County Housing Finance Authority, RB, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	1,575	1,674,241

		25,440,640

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)

Georgia — 2.0%
Augusta-Richmond County Georgia, RB, Water & Sewer (AGM), 5.25%, 10/01/34	$6,290	$6,748,164

Illinois — 6.9%
City of Chicago Illinois, ARB, O'Hare International Airport, Series A (AGM), 5.00%, 1/01/38	15,000	16,253,400
City of Chicago Illinois, Refunding RB, Water System:
5.00%, 11/01/42	2,439	2,771,873
Second Lien (AGM), 5.25%, 11/01/33	3,969	4,603,094

		23,628,367

Kentucky — 0.8%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	2,304	2,673,839

Massachusetts — 3.3%
Massachusetts School Building Authority, RB:
Dedicated Sales Tax, Senior Series B, 5.00%, 10/15/41	5,080	5,902,960
Series A, 5.00%, 8/15/15 (d)	644	711,407
Series A, 5.00%, 8/15/30	4,350	4,809,092

		11,423,459

Nevada — 6.5%
Clark County Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/38	10,000	12,276,900
Series B, 5.50%, 7/01/29	8,247	10,174,266

		22,451,166

New Jersey — 1.2%
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	3,861	4,276,575

New York — 7.7%
New York City Municipal Water Finance Authority, Refunding RB, Series FF, 5.00%, 6/15/45	5,958	6,813,544
New York City Transitional Finance Authority, RB:
Building Aid Revenue, Fiscal 2009, Series S-3, 5.25%, 1/15/39	2,300	2,595,952
Future Tax Secured, Sub-Series E-1, 5.00%, 2/01/42	2,919	3,364,915
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction, 5.25%, 12/15/43	7,515	8,641,606

BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	OCTOBER 31, 2012 4

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)

New York (concluded)
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51	$4,400	$5,187,556

		26,603,573

Puerto Rico — 1.0%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Sales Tax, Series C, 5.25%, 8/01/40	3,020	3,314,963

Texas — 1.7%
Waco Educational Finance Corp., Refunding RB, Baylor University, 5.00%, 3/01/43	4,995	5,732,662

Utah — 0.8%
City of Riverton Utah Hospital, RB, IHC Health Services, Inc., 5.00%, 8/15/41	2,504	2,745,355

Washington — 3.8%
City of Bellevue Washington, GO, Refunding (NPFGC), 5.50%, 12/01/14 (d)	6,883	7,617,464
University of Washington, Refunding RB, Series A, 5.00%, 7/01/41	4,694	5,485,184

		13,102,648

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 49.5%		170,133,970

Total Long-Term Investments (Cost – $497,500,566) – 159.7%		549,237,712

	Shares
Short-Term Securities

FFI Institutional Tax-Exempt Fund, 0.04% (e)(f)	7,289,473	7,289,473

Total Short-Term Securities (Cost – $7,289,473) – 2.1%		7,289,473

Total Investments (Cost - $504,790,039*) – 161.8%		556,527,185
Other Assets Less Liabilities – 1.1%		3,684,357
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (24.8)%		(85,225,164)
VMTP Shares, at Liquidation Value – (38.1)%		(131,000,000)

Net Assets Applicable to Common Shares – 100.0%		$343,986,378

*	As of October 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$420,005,290
Gross unrealized appreciation	$51,788,442
Gross unrealized depreciation	(491,596)

Net unrealized appreciation	$51,296,846

(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Citigroup, Inc.	$1,481,387	$4,984

(b)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(c)	All or a portion of security is subject to a recourse agreement which may require the Fund to pay the Liquidity Provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements is $850,278.
(d)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2012	Net Activity	Shares Held at October 31, 2012	Income

FFI Institutional Tax-Exempt Fund	—	7,289,473	7,289,473	$331

(f)	Represents the current yield as of report date.

BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	OCTOBER 31, 2012 5

Schedule of Investments (concluded)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
Ginnie Mae	Government National Mortgage-Association
GO	General Obligation Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guarantee
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bonds
S/F	Single-Family

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of October 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$549,237,712	—	$549,237,712
Short-Term Securities	$7,289,473	—	—	7,289,473
Total	$7,289,473	$549,237,712	—	$556,527,185

1	See above Schedule of Investments for values in each state or political subdivision.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of October 31, 2012, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	—	$(235,988)	—	$(235,988)
TOB trust certificates	—	(85,225,049)	—	(85,225,049)
VMTP Shares	—	(131,000,000)	—	(131,000,000)
Total	—	$(216,461,037)	—	$(216,461,037)

There were no transfers between levels during the period ended October 31, 2012.

BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	OCTOBER 31, 2012 6

Item 2 –  Controls and Procedures

2(a) –     The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –     There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Quality Fund II, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Quality Fund II, Inc.

Date: December 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Quality Fund II, Inc.

Date: December 21, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Quality Fund II, Inc.

Date: December 21, 2012